Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff Costs [Line Items]
Average number of staff employed under contracts of service	30	28	22
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	24	23	18
Administrative Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	6	5	4